FAIR VALUE MEASUREMENTS - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Marketable securities held in Trust Account	$ 55	$ 54,799,478
Convertible notes derivative	12,369,480
Level 1
FAIR VALUE MEASUREMENTS
Marketable securities held in Trust Account		54,799,478	$ 204,044,469
Level 3
FAIR VALUE MEASUREMENTS
Warrant liability - Private Warrants	615,312	307,656	$ 184,594
Non-redemption agreement liability		$ 1,441,653
Convertible notes derivative	12,369,480
Earnout liability	$ 11,183,000